Deferred Income Taxes and Other Current Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 104,890	¥ 8,601,000	¥ 4,318,000
Short-term loans receivable:
Affiliated companies	8,098	664,000	723,000
Other	13,951	1,144,000	1,427,000
Total	22,049	1,808,000	2,150,000
Deferred income taxes	546,646	44,825,000	55,953,000
Other	1,085,903	89,044,000	90,360,000
Total	$ 1,759,488	¥ 144,278,000	¥ 152,781,000